Note 11 - Goodwill (Details) - Components of Goodwill (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Goodwill	$ 456,761
Accumulated impairment loss	(29,583)
Balance,	402,645	395,487
Goodwill acquired during the period	68,810	4,896
Goodwill disposed during the period	(37,195)
Other items	(217)	(470)
Foreign exchange	(6,865)	2,732
Balance,	427,178	402,645
Commercial Real Estate Services [Member]
Goodwill [Line Items]
Goodwill	245,292
Accumulated impairment loss	(29,583)
Balance,	155,308	150,715
Goodwill acquired during the period	65,517	2,667
Other items		(243)
Foreign exchange	(5,116)	2,169
Balance,	215,709	155,308
Residential Property Management [Member]
Goodwill [Line Items]
Goodwill	162,878
Balance,	161,251	158,942
Goodwill acquired during the period	3,293	2,074
Other items	(217)	(227)
Foreign exchange	(1,449)	462
Balance,	162,878	161,251
Property Services [Member]
Goodwill [Line Items]
Goodwill	48,591
Balance,	86,086	85,830
Goodwill acquired during the period		155
Goodwill disposed during the period	(37,195)
Foreign exchange	(300)	101
Balance,	$ 48,591	$ 86,086